Summary of Significant Accounting Policies - Summary of Dry-Docking Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Balance at beginning of the year	$ 3,059,770
Cost incurred for dry docking	36,221	19,020	19,101
Write down / sale of capitalized dry-dock expenditure	(1,638)	(76,782)	(24,542)
Balance at end of the year	2,966,104	3,059,770
Dry-docking Activity [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of the year	41,535	45,909	60,158
Cost incurred for dry docking	36,221	19,020	19,101
Dry-docking amortization relating to continuing operations	(22,682)	(22,559)	(25,267)
Dry-docking amortization relating to discontinued operations		(360)	(2,087)
Write down / sale of capitalized dry-dock expenditure	(815)	(475)	(5,996)
Balance at end of the year	$ 54,259	$ 41,535	$ 45,909